SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-term Debt

Short-term borrowings at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Average interest rates on loans from banks	1.49%	0.66%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥243	¥171
Unsecured	3,830	7,681

	¥4,073	¥7,852

Components of Long-term Debt

Long-term debt at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥37,713	¥33,138
Unsecured	4,810	2,087

	42,523	35,225
Less, portion due within one year	(13,456)	(10,687)

	¥29,067	¥24,538

Maturities of Long-Term Debt Disclosures	Aggregate maturities of long-term debt at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663

¥24,538

Schedule of Collateral Required To Be Pledged Under Agreements

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥5,005	¥1,893
Intangible assets	1,875	1,770